Retirement Plans (Details 10) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Level 3 fixed annuity contracts within fair value hierarchy
Assets at fair value, Ending balance	$ 278,991	$ 260,106
Fixed annuities [Member]
Reconciliation of Level 3 fixed annuity contracts within fair value hierarchy
Assets at fair value, Ending balance	1,681	1,538
Significant Unobservable Inputs (Level 3) [Member]
Reconciliation of Level 3 fixed annuity contracts within fair value hierarchy
Assets at fair value, Ending balance	28,343	5,124
Significant Unobservable Inputs (Level 3) [Member] | Fixed annuities [Member]
Reconciliation of Level 3 fixed annuity contracts within fair value hierarchy
Assets at fair value, Beginning balance	1,538	1,429
Purchases	0	196
Capital distributions	(106)	(104)
Net gain	249	17
Assets at fair value, Ending balance	$ 1,681	$ 1,538